Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of other benefits of members of the board of directors (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Board directors
Other benefits
Advances	€ 0	€ 0
Pension funds and plans: Endowments and/or contributions	946	912
Pension funds and plans: Accumulated rights	64,895	68,317
Life insurance premiums	769	677
Guarantees provided for directors	0	0
Former board directors
Other benefits
Pension funds and plans: Accumulated rights	48,388	50,107
Loan commitments granted | Board directors
Other benefits
Loans granted	€ 133	€ 73